Pension and Other Postretirement Benefits - Schedule of Allocation of Plan Assets (Details)	Dec. 31, 2021	Dec. 31, 2020
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, actual allocation percentage	41.00%	55.00%
Equity securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	40.00%	40.00%
Equity securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	60.00%	60.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, actual allocation percentage	47.00%	33.00%
Debt securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	30.00%	40.00%
Debt securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	50.00%	50.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan assets, actual allocation percentage	6.00%	6.00%
Real estate | Minimum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	5.00%	5.00%
Real estate | Maximum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	10.00%	10.00%
Other, primarily cash and cash equivalents, and hedge funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, actual allocation percentage	6.00%	6.00%
Other, primarily cash and cash equivalents, and hedge funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	5.00%	5.00%
Other, primarily cash and cash equivalents, and hedge funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation percentage	10.00%	10.00%